Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2025
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.           Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2025		2024		2023

Prepaid expenses	Ps.	70,786	Ps.	73,529	Ps.	37,608
Guarantee deposits		8,065		7,816		6,806
Others		9,029		10,746		3,651
	Ps.	87,880	Ps.	92,091	Ps.	48,065